RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended			12 Months Ended								3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2011 Durban [Member]	Dec. 31, 2011 Johannesburg [Member]	Dec. 31, 2011 Cape Town [Member]	Mar. 31, 2013 Hoa Llc [Member]	Dec. 31, 2012 Hoa Llc [Member]	Mar. 31, 2013 Chanticleer Investors, LLC [Member]	Dec. 31, 2012 Chanticleer Investors, LLC [Member]	Dec. 31, 2011 Chanticleer Investors, LLC [Member]	Mar. 31, 2013 Chanticleer Investors II, LLC [Member]	Mar. 31, 2012 Chanticleer Investors II, LLC [Member]	Dec. 31, 2012 Chanticleer Investors II, LLC [Member]	Dec. 31, 2011 Chanticleer Investors II, LLC [Member]	Dec. 31, 2010 Efftec International [Member]	Jun. 30, 2011 North American Energy Resources Inc [Member]	Dec. 31, 2012 North American Energy Resources Inc [Member]	Dec. 31, 2011 North American Energy Resources Inc [Member]	Dec. 31, 2010 North American Energy Resources Inc [Member]	Dec. 31, 2012 Chanticleer Foundation Inc [Member]	Dec. 31, 2011 Chanticleer Foundation Inc [Member]	Mar. 31, 2013 Avenel Financial Group Inc [Member]	Dec. 31, 2012 Avenel Financial Group Inc [Member]
Notes Receivable, Related Parties							$ 3,550,000	$ 3,550,000
Revenue from Related Parties	30,743	3,235										61,743	0	30,743	1,485			0	1,750
Common Shares Received For Management Services																150,000
Option To Acquired For Management Services																150,000
Income Received For Management Services Shares																				150,000
Income Received For Management Services																22,500				10,500
Shares Contributed For Management Services																	1,790,440
Values Contributed For Management Services																	125,331
Investments In Related Party				14,000	12,500	25,000																	6,441	49,816
Percentage Of Investments In Related Party				2.00%	1.50%	2.90%
SA Profits Amount																							49,816	6,441
Due To Related Parties, Current	$ 13,733	$ 30,204	$ 13,733						$ 1,542	$ 1,542	$ 4,045										$ 0	$ 10,750